Pensions and other post-employment benefits - Funded status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (103)
Interest expense /(income)	9	€ 15	€ 37
Past service cost	(131)
Net defined benefit liability (asset) at end of period	487	(103)
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	2,684
Net defined benefit liability (asset) at end of period	3,136	2,684
United States Post-employment benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,987)
Net defined benefit liability (asset) at end of period	(1,861)	(1,987)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(800)
Net defined benefit liability (asset) at end of period	(788)	(800)
Funded status
Net defined benefit
Net defined benefit liability (asset) at beginning of period	524	38
Current service cost	(153)	(163)
Interest expense /(income)	15	2
Past service cost	140	(52)
Settlements	(9)	(4)
Total	(7)	(217)
Return on plan assets, excluding amounts included in interest income	2,291	(987)
Gain/(loss) from change in demographic assumptions	813	80
(Loss)/gain from change in financial assumptions	(2,391)	1,298
Experience gain/(loss)	71	79
Total	784	470
Translation differences	26	59
Employer contribution	98	97
Benefits paid	103	90
Other	(11)	(13)
Total	216	233
Net defined benefit liability (asset) at end of period	1,517	524	38
Funded status | United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	3,257	2,871
Current service cost	(66)	(70)
Interest expense /(income)	103	78
Past service cost	(46)	(44)
Total	(9)	(36)
Return on plan assets, excluding amounts included in interest income	1,834	(775)
Gain/(loss) from change in demographic assumptions	759	36
(Loss)/gain from change in financial assumptions	(1,677)	938
Experience gain/(loss)	37	56
Total	953	255
Translation differences	51	151
Employer contribution	27	26
Section 420 Transfer	(169)	(13)
Other	1	3
Total	(90)	167
Net defined benefit liability (asset) at end of period	4,111	3,257	2,871
Funded status | United States Post-employment benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,987)	(1,986)
Interest expense /(income)	(68)	(64)
Past service cost	167
Total	99	(64)
Return on plan assets, excluding amounts included in interest income	43	(25)
Gain/(loss) from change in demographic assumptions	49	23
(Loss)/gain from change in financial assumptions	(231)	155
Experience gain/(loss)	39	(10)
Total	(100)	143
Translation differences	(44)	(86)
Employer contribution	14	6
Section 420 Transfer	169	13
Other	(12)	(13)
Total	127	(80)
Net defined benefit liability (asset) at end of period	(1,861)	(1,987)	(1,986)
Funded status | Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(746)	(847)
Current service cost	(87)	(93)
Interest expense /(income)	(20)	(12)
Past service cost	19	(8)
Settlements	(9)	(4)
Total	(97)	(117)
Return on plan assets, excluding amounts included in interest income	414	(187)
Gain/(loss) from change in demographic assumptions	5	21
(Loss)/gain from change in financial assumptions	(483)	205
Experience gain/(loss)	(5)	33
Total	(69)	72
Translation differences	19	(6)
Employer contribution	57	65
Benefits paid	103	90
Other		(3)
Total	179	146
Net defined benefit liability (asset) at end of period	€ (733)	€ (746)	€ (847)